Significant Accounting Policies - Summary of Estimated Useful Lives of Intangible Assets for Current and Comparative Periods (Detail)	12 Months Ended
Dec. 31, 2025
Customer relationships
Disclosure of estimated useful lives of intangible assets other than goodwill [Line Items]
Useful life (years)	5 years
Trademarks
Disclosure of estimated useful lives of intangible assets other than goodwill [Line Items]
Useful life (years)	10 years
Computer software | Bottom of range [member]
Disclosure of estimated useful lives of intangible assets other than goodwill [Line Items]
Useful life (years)	4 years
Computer software | Top of range [member]
Disclosure of estimated useful lives of intangible assets other than goodwill [Line Items]
Useful life (years)	6 years
Development
Disclosure of estimated useful lives of intangible assets other than goodwill [Line Items]
Useful life (years)	5 years